SECURED BORROWINGS, Securitization Notes (Details) - Secured Borrowings [Member]	12 Months Ended
	Dec. 31, 2016 USD ($) Aircraft	Dec. 31, 2015 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding	$ 1,865,424,000
Securitization Notes [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	$ 139,741,000	$ 295,786,000
Maturity date	Nov. 14, 2033
B&B Air Funding [Member] | Securitization Notes [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	$ 139,741,000
Number of aircraft serving as security | Aircraft	9
Maturity date	Nov. 14, 2033
Redemption price percentage	100.00%
B&B Air Funding [Member] | Securitization Notes [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate	1 month
Basis spread on variable rate	0.77%
B&B Air Funding [Member] | Revolving Credit Facility [Member] | Securitization Note Liquidity Facility [Member]
Secured Borrowings [Abstract]
Maximum borrowing capacity	$ 60,000,000
Commitment fee percentage	0.40%
Balance	$ 0	$ 0
B&B Air Funding [Member] | Revolving Credit Facility [Member] | Securitization Note Liquidity Facility [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate	1 month
Basis spread on variable rate	1.20%